SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

April 18, 2005

Max A. Webb, Assistant Director

Hanna T. Teshome, Attorney-Advisor

Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:	Warner Music Group Corp.
Form S-1 filed March 11, 2005
File No. 333-123249

Dear Mr. Webb and Ms. Teshome:

This letter responds to your letter of April 14, 2005 setting forth comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding Amendment No. 1 to the Registration Statement on Form S-1 of Warner Music Group Corp. (“WMG” or the “Registrant”) filed on April 7, 2005 (the “Registration Statement”).  For your convenience, we have reproduced each of the Staff’s comments in this letter, using bold text, and indicated WMG’s response to each such comment below.  We have also revised the Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 2 to the Registration Statement (“Amendment No. 2”), which reflects these and other revisions.

We are also sending via courier three marked and three clean paper copies of Amendment No. 2 for the convenience of the Staff.

Page references in the text of this letter correspond to the pages of Amendment No. 2, except where otherwise indicated.

Competitive Strengths, page 2

1.                            Please revise this section to explain why your competitive strengths have led to losses in each of the last five audited periods and the pro forma twelve months ended September 30, 2004.

In response to the Staff’s comment, WMG has added disclosure on pages 2 and 114 to highlight the main items that have led to losses in each of the five last audited periods and pro forma twelve months ended September 30, 2004.

Strong Equity Sponsorship, page 3

2.                            Please omit the phrase “with established track records of successful investments” unless you intend that the entities you name will be guaranteeing the success of investments in this security.

In response to the Staff’s comment, WMG has eliminated the referenced phrase on pages 3 and 116.

The Concurrent Transactions, page 5

3.                            We remind you that excessive use of defined terms tends to defeat the object to producing a clear, easily understandable text. Please revise this section to eliminate the defined terms, including Remaining Preference Amount which you say is defined below but which appears not to be.

In response to the Staff’s comment, WMG has revised its disclosure to eliminate the use of defined terms.

4.                            Also revise to include a table showing the various amounts taken out of the company prior to the offering and to whom they will go to clarify the disclosure in the summary about these transactions.

In response to the Staff’s comment, WMG has added a table on page 6 showing the amounts to be taken out of the company in connection with the Concurrent Transactions and the payment of the remaining $7.5 million distribution from the Holdings Refinancing, and, in each case, to whom these amounts will be paid. Additionally, we have added disclosure that through Music Capital Partners, L.P., Edgar Bronfman, Jr. is participating in the offering as a selling stockholder, along with Thomas H. Lee Partners, L.P., Bain Capital and Providence Equity Partners Inc. and their respective affiliates.

Exhibit 5.1

5.                            Please file a legality opinion in the next amendment. It should have the blanks filled in and omit the first assumption of the form of opinion you filed as an exhibit in this filing.

In response to the Staff’s comment, WMG has re-filed a revised legality opinion with the blanks filled in and omitting the first assumption in the form of opinion that was filed as an exhibit to Amendment No. 1.

******

In addition, please note that Amendment No. 2 includes all changes based on determining the size of the offering and the estimated price range, as well as certain other changes. See “Recent Developments,” Management’s Discussion and Analysis of Financial Condition and Results of Operations—Future Charges and Payments Relating to Executive Compensation,” “Management” and “Underwriting.”

Please contact either Edward P. Tolley III at (212) 455-3189 or Mary Kuan at (212) 455-2257 with any questions regarding the foregoing.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Dave Johnson
Paul Robinson
Trent Tappe